4. DERIVATIVE LIABILITIES - Derivative Liabilities (Details) - Quarterly Report - USD ($)	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Fair value at the commitment date	$ 51,378	$ 169,412	$ 346,467
Fair value mark to market adjustment	835,593	42,737	753,241
Balance at end of period	386,432	1,226,383	1,099,708
Convertible Debt [Member]
Fair value at the commitment date		125,708	87,189
Fair value mark to market adjustment	618,168	24,677	429,948
Balance at end of period	0	618,168	517,137
Common Stock [Member]
Fair value at the commitment date		0	259,278
Fair value mark to market adjustment	273,161	17,841	323,293
Balance at end of period	291,569	564,730	582,571
Service Agreements [Member]
Fair value at the commitment date	$ 51,378	43,704	0
Fair value mark to market adjustment		219
Balance at end of period	$ 94,863	$ 43,485	$ 0